Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 26, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic information
From time to time, the Company grants stock options to its employees, including the named executive officers. Each year, all current employees receive a stock option grant on the first business day of the year in recognition of their performance in the preceding year. In addition, all new hires receive a stock option grant on their date of hire. Employees who are promoted receive a stock option grant on the date of such employee’s promotion.
Non-employee directors receive automatic grants of initial and annual stock option awards at the time of a director’s initial appointment or election to the board and on July 1 of each year, respectively, pursuant to the Non-Employee Directors’ Stock Option Plan. In addition to regular, predetermined grants of stock options to employees as discussed above, non-employee directors receive option grants on the regular, predetermined grant dates pursuant to the Non-Employee Directors’ Stock Option Plan. The grants to employees and non-employee directors occur regardless of whether there is any material nonpublic information (“MNPI”) about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s disclosure of MNPI. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Furthermore, the Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K:

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the
closing market price of
the securities underlying
the award between the
trading day ending
immediately prior to the
disclosure of MNPI and
the trading day beginning
immediately following the
disclosure of MNPI

Brett P. Monia	—	—	—	—	—
Elizabeth L. Hougen	—	—	—	—	—
Kyle Jenne	2/26/2024(1)	65,203	$46.10	$1,465,216	-2%
Richard S. Geary	—	—	—	—	—
Patrick R. O’Neil	—	—	—	—	—

(1)	New hire grant of stock options that occurred on Mr. Jenne’s commencement of employment within three business days of the required 8-K disclosing his hire.

Award Timing Method
From time to time, the Company grants stock options to its employees, including the named executive officers. Each year, all current employees receive a stock option grant on the first business day of the year in recognition of their performance in the preceding year. In addition, all new hires receive a stock option grant on their date of hire. Employees who are promoted receive a stock option grant on the date of such employee’s promotion.
Non-employee directors receive automatic grants of initial and annual stock option awards at the time of a director’s initial appointment or election to the board and on July 1 of each year, respectively, pursuant to the Non-Employee Directors’ Stock Option Plan. In addition to regular, predetermined grants of stock options to employees as discussed above, non-employee directors receive option grants on the regular, predetermined grant dates pursuant to the Non-Employee Directors’ Stock Option Plan.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The grants to employees and non-employee directors occur regardless of whether there is any material nonpublic information (“MNPI”) about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s disclosure of MNPI. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Furthermore, the Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K:

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the
closing market price of
the securities underlying
the award between the
trading day ending
immediately prior to the
disclosure of MNPI and
the trading day beginning
immediately following the
disclosure of MNPI

Brett P. Monia	—	—	—	—	—
Elizabeth L. Hougen	—	—	—	—	—
Kyle Jenne	2/26/2024(1)	65,203	$46.10	$1,465,216	-2%
Richard S. Geary	—	—	—	—	—
Patrick R. O’Neil	—	—	—	—	—

(1)	New hire grant of stock options that occurred on Mr. Jenne’s commencement of employment within three business days of the required 8-K disclosing his hire.

Kyle Jenne [Member]
Awards Close in Time to MNPI Disclosures
Name		Kyle Jenne
Underlying Securities | shares		65,203
Exercise Price | $ / shares		$ 46.1
Fair Value as of Grant Date | $		$ 1,465,216
Underlying Security Market Price Change		(0.02)